Lord Abbett Large-Cap Growth Fund

90 Hudson Street

Jersey City, New Jersey 07302-3973

September 19, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:	Lord Abbett Large-Cap Growth Fund (the “Registrant”)
1933 Act File No. 333-88103
1940 Act File No. 811-9597

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 9 to the Above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on September 13, 2007.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2859.

Very truly yours,

/s/ Cirila A. Stephens
Cirila A. Stephens
Paralegal
Lord, Abbett & Co. LLC